Goodwill and intangible assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,888	£ 3,891
Intangibles	4,308	4,057
Goodwill and intangible assets	8,196	7,948
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	42	42
Intangibles	3	4
Goodwill and intangible assets	45	46
Barclays UK
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,560	3,560
Intangibles	1,570	1,618
Goodwill and intangible assets	5,130	5,178
Barclays International
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	286	289
Intangibles	2,735	2,435
Goodwill and intangible assets	£ 3,021	£ 2,724